Share-Based Compensation - 2011 Share Award Scheme (Detail) - Restricted Stock [Member] - 2011 Share Award Scheme - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	87,175	208,950
Vested	(87,175)	(121,775)
Unvested at end of year		87,175
Unvested at beginning of year (in dollars per share)	$ 0.26	$ 0.39
Vested (in dollars per share)	$ 0.26	0.49
Unvested at end of year (in dollars per share)		$ 0.26